UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Dryden National Municipals Fund, Inc.

JUNE 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no independent registered public accounting firm’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden National Municipals Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden National Municipals Fund, Inc.

Dryden National Municipals Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden National Municipals Fund, Inc. (the Fund) is to seek a high level of current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns as of 6/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	0.28%	0.91%	24.40%	66.55%	—
Class B	0.16	0.60	22.86	61.93	—
Class C	0.04	0.34	21.35	57.97	—
Class Z	0.41	1.09	25.96	N/A	38.67% (1/22/99)
Lehman Brothers Municipal Bond Index[2]	0.28	0.89	27.91	75.57	**
Lipper General Municipal Debt Funds Avg.[3]	0.21	0.71	23.62	61.80	***

Average Annual Total Returns[4] as of 6/30/06
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–3.13%	3.61%	4.80%	—
Class B	–4.22	4.04	4.94	—
Class C	–0.62	3.95	4.68	—
Class Z	1.09	4.72	N/A	4.49% (1/22/99)
Lehman Brothers Municipal Bond Index[2]	0.89	5.05	5.79	**
Lipper General Municipal Debt Funds Avg.[3]	0.71	4.32	4.91	***

Distributions and Yields as of 6/30/06
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.29	3.27%	4.88%	5.03%
Class B	$0.28	3.15	4.70	4.85
Class C	$0.26	2.90	4.33	4.46
Class Z	$0.31	3.66	5.46	5.63

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than ten years of returns.

2The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total return is 42.27% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total return is 4.87% for Class Z.

3The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings. Lipper Average Closest Month-End to Inception cumulative total return is 32.62% for Class Z. Lipper Average Closest Month-End to Inception average annual total return is 3.87% for Class Z.

4The average annual total returns take into account applicable sales charges. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

5Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden National Municipals Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/06
California St., G.O., M.B.I.A., 5.25%, 02/01/27	2.2%
Mercer Cnty. Poll. Control Rev., 7.20%, 06/30/13	2.2
Houston Utility Syst. Rev., Ser. A, F.S.A., 5.25%, 05/15/21	2.0
Met. Pier & Exposition Auth., 5.25%, 06/15/42	1.9
Texas Comm. Mobility Fdg., G.O., 5.00%, 04/01/27	1.7

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/06
Aaa	53.8%
Aa	11.6
A	15.6
Baa	14.0
Not Rated	3.9
Total Investments	98.9
Other assets in excess of liabilities	1.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values

Dryden National Municipals Fund, Inc.	5

Fees and Expenses (continued)

and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden National Municipals Fund, Inc.		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,002.80	0.89%	$4.42
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Class B	Actual	$1,000.00	$1,001.60	1.14%	$5.66
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Class C	Actual	$1,000.00	$1,000.40	1.39%	$6.89
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

Class Z	Actual	$1,000.00	$1,004.10	0.64%	$3.18
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2006 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of June 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%

Alaska 0.6%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A., A.M.T.	Aaa	5.00%	10/01/21	$1,000	$1,021,660
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	2,042,280

					3,063,940

Arizona 1.2%
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aaa	7.25	7/15/10	870	873,297
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.	Aaa	7.50	7/01/10	3,000	3,384,240
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,289,277

					5,546,814

California 9.8%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S.(g)(h)	NR	9.70333	9/01/16	2,210	3,034,684
Ser. 641B, F.S.A., R.I.T.E.S.(g)(h)	NR	9.70333	9/01/24	1,815	2,636,596
Bay Area Toll Auth. Toll Brdg. Rev. San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	5,000	5,104,150
California Hlth. Facs. Fin. Auth. Rev. Cedars Sinai Med. Ctr.	A3	5.00	11/15/27	3,000	3,015,450
California Poll. Control Fin. Auth. Solid Waste Disp. Rev., Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	989,100
California St. Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90	7/01/14	3,500	3,361,085
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	A2	5.50	6/01/19	2,000	2,147,080
Mental Health Coalinga, Ser. A	A2	5.50	6/01/20	2,000	2,144,320

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	7

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Mental Health Coalinga, Ser. A	A2	5.50%	6/01/22	$2,000	$2,137,420
California St., G.O.	A1	5.00	3/01/27	3,000	3,052,770
California St., G.O., M.B.I.A., Ser. A	Aaa	5.25	2/01/27	9,900	10,311,840
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	60	28,460
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	3,000	3,004,800
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000	774,900
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000	2,428,140
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,415,080

					46,585,875

Colorado 0.4%
Adams & Arapahoe Counties Joint Sch. Dist. No. 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25	12/01/20	2,000	2,109,880

Connecticut 0.9%
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A(b)	Aaa	7.125	6/01/10	1,000	1,102,540
Connecticut St., R.I.T.E.S. 1060 R, Ser. C, G.O.(g)(h)	AA(d)	5.81808	11/15/09	2,855	3,139,701

					4,242,241

District of Columbia 1.0%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040	2,070,376
District of Columbia, G.O., Ser. B, F.S.A.	Aaa	5.00	6/01/27	2,500	2,550,375

					4,620,751

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida 3.7%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50%	12/01/08	$5,000	$5,171,150
Florida St. Brd. of Ed. Cap. Outlay, G.O.	Aa1	9.125	6/01/14	1,260	1,550,203
Gainesville Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.00	10/01/23	3,000	3,098,520
Halifax Hosp. Med. Cntr. Rev., Ref., Ser. A	NR	5.25	6/01/26	1,500	1,519,605
Highlands Cnty. Health Facs. Auth. Rev., Adventist Health I	A2	5.00	11/16/09	500	512,960
Jacksonville Econ. Dev. Cmnty. Health Care Facs. Rev., Mayo Clinic	Aa2	5.00	11/15/36	1,500	1,520,940
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	3,040	3,154,608
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	1,000	1,046,800

					17,574,786

Georgia 0.3%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	588,290
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	880,208

					1,468,498

Hawaii 0.9%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000	2,106,900
Honolulu City & Cnty. Waste Wtr. Systems Rev., Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	2,000	2,117,620

					4,224,520

Illinois 7.7%
Chicago Met Wtr. Reclamation Dist., G.O.	Aaa	5.00	12/01/26	5,000	5,125,600
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt.
3rd Lein, Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	2,000	2,092,900

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	9

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25%	1/01/34	$1,975	$2,035,455
Chicago Proj. & Ref.,
Ser. A, F.S.A., G.O.	Aaa	5.00	1/01/28	2,000	2,036,340
F.G.I.C., G.O.	Aaa	5.25	1/01/28	2,865	2,951,380
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj.(b)	AAA(d)	7.75	3/01/11	2,000	2,332,200
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Univ. Center Proj.	Baa3	6.00	5/01/22	1,500	1,601,940
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000	5,147,600
McLean & Woodford Counties Cmnty. Unified Sch. Dist. No. 005, G.O., F.S.A.(b)	Aaa	5.625	12/01/11	4,000	4,283,960
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	8,500	8,794,780

					36,402,155

Indiana 0.7%
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	1/01/36	2,500	2,507,800
Vanderburgh Cnty. Ind. Redev. Cmnty. Dist. Tax Increment.	A-(d)	5.25	2/01/31	1,000	1,014,030

					3,521,830

Kansas 2.6%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg.
Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	2,095	2,172,599
Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	2,245	2,296,994
Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	1,970	2,064,993
Wyandotte Cnty. Kansas City Unified Gov. Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	5,000	5,579,150

					12,113,736

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Louisiana 1.7%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25%	12/01/22	$2,000	$2,089,060
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	5,780	5,947,793

					8,036,853

Maryland 0.9%
Baltimore Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A(d)	7.00	8/01/11	740	741,006
Montgomery Cnty. Restoration Recovery Proj., Ser. A, A.M.T.	A2	6.00	7/01/07	1,000	1,013,570
Northeast Waste Disp. Auth. Rev., Baltimore City Sludge Corporate Proj.	NR	7.25	7/01/07	1,161	1,190,014
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	1,000	1,094,450

					4,039,040

Massachusetts 2.4%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	1,095	1,102,785
Massachusetts St. Health & Ed. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	3,590	3,947,852
Simmons College, Ser. D, A.M.B.A.C.(b)	Aaa	6.05	10/01/10	1,000	1,089,870
Univ. Massachusetts Proj., Ser. A, F.G.I.C.(b)	Aaa	5.875	10/01/10	500	541,640
Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	825	908,977
Massachusetts St. Ind. Dev. Fin. Agcy. Rev., Bradford College(c)(g)	NR	5.625	11/01/28	970	242,610

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	11

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts St. Wtr. Pollutant Abatement Trust Rev., Pool Program, Ser. 9	Aaa	5.25%	8/01/33	$2,500	$2,595,675
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A., C.A.B.S.(b)	Aaa	Zero	7/01/09	2,500	1,045,025

					11,474,434

Michigan 2.5%
Harper Creek Cmnty. Sch. Dist., G.O.(b)	Aa2	5.50	5/01/11	1,500	1,599,990
Michigan St. Building Auth. Rev., Rfdg. Facs. Program, Ser. III	Aa3	5.375	10/15/22	3,750	3,976,274
Michigan St. Hosp. Fin. Auth. Rev.,
Ascension Health, Ser. A	Aa3	5.00	11/01/12	1,250	1,299,413
Henry Ford Health Sys., Ser. A	A1	5.25	11/15/46	2,000	2,032,040
Okemos Pub. Sch. Dist., G.O., M.B.I.A.,
C.A.B.S.	Aaa	Zero	5/01/12	1,100	863,214
C.A.B.S.	Aaa	Zero	5/01/13	1,000	748,290
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	1,270	1,303,630

					11,822,851

Minnesota 1.3%
Minnesota Higher Ed. Facility Rev., St. Thomas Univ.	A2	5.00	4/01/23	1,000	1,027,910
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	3,030	3,137,474
Minnesota St. Mun. Pwr. Agcy. Elec. Rev.	A3	5.25	10/01/21	2,000	2,083,140

					6,248,524

Nebraska 0.6%
Omaha Public Pwr. Dist. Elec. Rev.	Aa2	5.00	2/01/34	3,000	3,037,650

New Hampshire 1.2%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	4,740	1,815,136

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue(b)	BBB-(d)	7.50%	1/01/11	$3,000	$3,440,490
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College(b)	BBB-(d)	6.30	1/01/07	145	149,649
Rev., New Hampshire College(b)	BBB-(d)	6.30	1/01/16	355	364,567

					5,769,842

New Jersey 5.9%
Casino Reinvestment Dev. Auth. Rev., Room Fee, A.M.B.A.C.	Aaa	5.25	1/01/24	1,600	1,696,816
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250	1,306,013
Cigarette Tax	Baa2	5.75	6/15/34	750	784,590
New Jersey Econ. Dev. Auth. Rev., Sch. Facs. Construction., Ser. O	A1	5.25	3/01/26	1,000	1,042,340
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25	7/01/17	2,175	2,381,647
Holy Name Hosp.	Baa2	5.00	7/01/36	1,000	975,710
Raritan Bay Med. Center Issue	NR	7.25	7/01/27	2,000	2,045,800
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,000	2,187,540
South Jersey Hosp.	Baa1	6.00	7/01/26	1,565	1,643,641
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000	1,046,560
New Jersey St. Trans. Trust Fund Auth. Rev.,
Ser. A	A1	5.50	12/15/23	3,500	3,822,139
Ser. D, F.S.A.	Aaa	5.00	6/15/15	1,220	1,296,909
Ser. D, F.S.A.	Aaa	5.00	6/15/19	2,780	2,879,413
Newark Hsg. Auth., Port Auth. Rev., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	3,000	3,050,670
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd.	Baa3	6.00	6/01/37	400	421,304
Asset Bkd.	Baa3	5.75	6/01/32	1,460	1,523,028

					28,104,120

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	13

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Mexico 2.2%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge. Program,
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50%	7/01/35	$2,405	$2,531,190
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	Aaa	5.50	7/01/36	2,455	2,582,243
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75	7/01/35	4,455	4,531,359
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	915	940,327

					10,585,119

New York 12.0%
Erie Cnty. Ind. Dev. Agcy., Sch. Facility Rev.,
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	1,250	1,354,662
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	3,030	3,286,974
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	6,765	7,189,910
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,000	4,306,520
New York City Transitional Fin. Auth. Rev., Ser. C	Aa1	5.50	2/15/16	2,500	2,672,300
New York City, G.O.,
Ser. D	A1	7.65	2/01/07	45	45,131
Ser. J	A1	5.00	6/01/27	3,130	3,166,496
New York St. Dorm Auth. Rev., Sloan-Kettering,
Ser. 1	Aa2	5.00	7/01/35	2,500	2,539,350
Ser. 2	Aa2	5.00	7/01/30	3,000	3,049,590
New York St. Dorm. Auth. Rev.,
Ref. Sec’d. Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/17	2,160	2,288,736
Ref. Sec’d. Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/18	2,300	2,432,181
New York St. Mun. Bond Bank Agcy. Special Sch. Purpose Rev.,
Ser. C	A+(d)	5.25	6/01/22	3,200	3,333,472
Ser. C	A+(d)	5.25	12/01/22	3,595	3,748,039

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York St. Twy. Auth. Rev., Hwy. & Brdg. Tr. Fd., Ser. B, A.M.B.A.C.	Aaa	5.50%	4/01/20	$5,000	$5,551,700
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd., Ser. A-1	A1	5.50	6/01/16	3,000	3,135,060
Asset Bkd., Ser. A-1	A1	5.50	6/01/18	3,000	3,184,650
Asset Bkd., Ser. A-1	A1	5.50	6/01/19	5,000	5,324,850
Ser. B-1C	A1	5.50	6/01/15	500	522,510

					57,132,131

North Carolina 2.8%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000	1,057,080
Charlotte Storm Wtr. Fee Rev.(b)	Aa2	6.00	6/01/10	500	541,590
North Carolina Eastern Mun. Powr. Agcy., Power Systems Rev.
A.M.B.A.C.	Aaa	6.00	1/01/18	1,000	1,138,370
Ser. A(b)	Aaa	6.00	1/01/22	650	763,568
Ser. A, E.T.M.(b)	Aaa	6.50	1/01/18	2,635	3,156,704
Ser. A(b)	AAA(d)	6.40	1/01/21	1,000	1,184,710
Ser. A, M.B.I.A.	Aaa	6.50	1/01/18	1,005	1,178,021
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	660	687,614
North Carolina Mun. Powr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	1,250	1,331,800
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000	1,059,400
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	1,000	1,028,400

					13,127,257

North Dakota 2.2%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000	10,225,800

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	15

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ohio 4.2%
Brecksville Broadview Heights City Sch. Dist., G.O., F.G.I.C.	Aaa	6.50%	12/01/16	$1,000	$1,030,320
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., A.M.T., F.H.A.(b)	NR	7.625	1/01/15	1,585	1,888,242
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	5,000	5,478,000
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	2,000	1,002,160
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aaa	Zero	12/01/19	1,720	910,104
Lucas Cnty. Health Care Facs. Rev., Rfdg. Impvt. Sunset Retirement, Ser. A	NR	6.625	8/15/30	1,000	1,056,690
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	3,935	4,041,481
Newark Wtr. Imprvmt., Ltd. Tax, G.O., A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/06	805	792,498
Ohio Presbyterian Services, Ser. A(b)	NR	6.625	7/01/07	1,750	1,820,070
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	750	886,065
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Systems, Ser. B	A-(d)	6.375	11/15/22	1,000	1,069,670

					19,975,300

Oklahoma 1.9%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	2,855	2,870,588
Oklahoma St. Tpke. Auth. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa	5.00	1/01/16	5,900	6,042,013

					8,912,601

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania 2.8%
Lancaster Pennsylvania Higher Ed. Auth. College Rev.	A1	5.00%	4/15/27	$1,000	$1,018,540
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+(d)	6.00	1/01/43	1,750	1,827,228
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev. Rfdg. Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,750	1,727,653
Philadelphia Wtr. & Waste Water Rev., Ser. A, F.S.A.	Aaa	5.00	7/01/12	4,645	4,873,022
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00	9/01/11	1,500	1,569,555
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T.	BBB(d)	5.10	5/01/09	2,000	2,038,800

					13,054,798

Puerto Rico 1.8%
Puerto Rico Comwlth. Hwy. & Trans. Auth.
Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250	2,394,428
Rev., Ser. K	Baa3	5.00	7/01/14	2,000	2,057,100
Puerto Rico Comwlth., G.O., Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25	1/01/15	1,000	1,038,190
Puerto Rico Comwlth., G.O., R.I.T.E.S., PA642B, M.B.I.A.(g)(h)	NR	7.3674	7/01/12	1,000	1,182,920
PA 625, A.M.B.A.C., G.O.(g)(h)	NR	9.84767	7/01/10	500	609,950
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00	8/01/12	1,000	1,029,810

					8,312,398

South Carolina 3.3%
Charleston Ed.Excellence Fin. Corp. Rev., Charleston Cnty. Sch. Dist.	A1	5.25	12/01/25	5,000	5,184,050
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	4,400	4,922,720
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs.,
Rev., Rfdg. & Impvt., Palmetto Health, Ser. C	Baa1	6.875	8/01/27	345	391,320

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	17

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Rev., Rfdg. & Impvt., Palmetto Health, Ser. C(b)	Baa1	6.875%	8/01/13	$2,655	$3,085,747
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	2,000	2,133,260

					15,717,097

South Dakota 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.50	6/01/32	1,000	1,078,130

Tennessee 2.3%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C.(f)	Aaa	6.75	9/01/10	5,000	5,413,900
Shelby Cnty. Health Ed. & Hsg. Facility Brd.
Hosp. Rev., Methodist Health Care(b)	NR	6.50	9/01/12	560	635,275
Hosp. Rev., Methodist Health Care(b)	NR	6.50	9/01/12	940	1,066,355
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00	7/01/34	3,595	3,652,232

					10,767,762

Texas 8.5%
Brazos River Auth. Poll. Control Rev.
TXU Energy Co. LLC Proj., A.M.T.	Baa2	5.40	5/01/29	1,500	1,531,875
TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255	1,402,124
TXU Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/14	1,000	1,053,290
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500	3,591,105
Cash Supply Utility Dist. Rev., Rfdg. & Impvt., M.B.I.A.	Aaa	5.25	9/01/22	1,765	1,852,085
Frisco Independent School Dist.,
G.O., P.S.F.	Aaa	5.25	8/15/23	2,360	2,496,644
G.O., P.S.F.	Aaa	5.25	8/15/24	2,480	2,621,534

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Houston Util. Syst. Rev., Ser. A, F.S.A.	Aaa	5.25%	5/15/21	$9,000	$9,475,559
Lower Colorado River Auth. Transmission Contract Rev., LCRA Trans. Services Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	2,250	2,351,790
Matagorda Cnty. Nav. Dist. No. 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	2,000	2,075,880
Sabine River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,075,460
Texas Comm. Mobility Fdg., G.O.	Aa1	5.00	4/01/27	8,000	8,191,760
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	2,240	2,390,394

					40,109,500

U.S. Virgin Islands 0.3%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	1,500	1,542,660

Virginia 2.5%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	2,300	2,362,859
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Health Systems, Inc., Ser. A	A3	5.60	11/15/30	850	880,311
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa	5.25	7/15/17	5,775	6,162,329
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	1,400	1,438,262
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.	Baa3	5.625	6/01/37	1,000	1,029,260

					11,873,021

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	19

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Washington 3.8%
Cowlitz Cnty. Sch. Dist. No. 122, Longview, G.O., F.S.A.	Aaa	5.50%	12/01/19	$3,500	$3,723,930
Energy Northwest Elec. Rev., Columbia
Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	4,000	4,378,519
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	3,000	3,292,230
Proj. No. 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	4,010	4,284,084
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,925	2,092,052

					17,770,815

West Virginia 0.5%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B(b)	A2	6.75	9/01/10	2,000	2,226,360

Wisconsin 1.1%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,800	2,968,364
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000	2,102,780

					5,071,144

Total long-term investments (cost $456,435,763)					467,490,233

SHORT-TERM INVESTMENT 0.2%

Alabama 0.2%
Mcintosh Ind. Dev. Brd. Environ. Impvt. Rev., A.M.T., F.R.D.D.(e) (cost $950,000)	P-2	4.37	7/03/06	950	950,000

Total Investments 98.9% (cost $457,385,763; Note 5)					468,440,233
Other assets in excess of liabilities(i) 1.1%					5,217,612

Total Net Assets 100.0%					$473,657,845

See Notes to Financial Statements.

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(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

M.B.I.A.—Municipal Bond Insurance Corporation

NR—Not Rated by Moody’s or Standard and Poor’s ratings

P.S.F.— Permanent School Fund

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

X.L.C.A.—XL Capital Assurance

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	144A Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A Securities are deemed to be Liquid.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is at June 30, 2006.
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Month	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
46	U.S. Treasury 5Yr Note	Sep. 06	$4,756,687	$4,784,853	$(28,166)
6	U.S. Treasury 2Yr Note	Sep. 06	1,216,688	1,221,389	(4,701)

					$(32,867)

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	21

Portfolio of Investments

as of June 30, 2006 Cont’d.

Number of Contracts	Type	Expiration Month	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Short Positions:
217	U.S. Treasury 10Yr Note	Sep. 06	$22,754,484	$22,843,039	$88,555
203	U.S. Treasury 30Yr Bond	Sep. 06	21,651,219	21,704,103	52,884

					$141,439

					$108,572

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Healthcare	16.8%
General Obligation	15.7
Transportation	11.7
Power	10.2
Lease Backed Certificate of Participation	7.4
Education	6.8
Housing	6.2
Special Tax/Assessment District	4.6
Water & Sewer	4.6
Corporate Backed IDB & PCR	4.1
Other	3.2
Tobacco Appropriated	2.6
Tobacco	2.4
Solid Waste/Resource Recovery	1.9
Pooled Financing	0.5
Short-Term Investment	0.2

98.9
Other assets in excess of liabilities	1.1

Total	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden National Municipals Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2006 (Unaudited)

Assets
Unaffiliated investments at value (cost $457,385,763)	$468,440,233
Cash	35,553
Interest receivable	6,840,209
Prepaid expenses	6,952
Receivable for Fund shares sold	101

Total assets	475,323,048

Liabilities
Payable for Fund shares reacquired	625,823
Due to broker—variation margin	257,363
Dividends payable	257,344
Management fee payable	192,251
Accrued expenses	151,300
Distribution fee payable	104,148
Transfer agent fee payable	44,104
Deferred directors’ fees	32,870

Total liabilities	1,665,203

Net Assets	$473,657,845

Net assets were comprised of:
Common stock, at par	$319,193
Paid-in capital in excess of par	458,859,814

459,179,007
Undistributed net investment income	407,851
Accumulated net realized gain on investments	2,907,945
Net unrealized appreciation on investments	11,163,042

Net assets, June 30, 2006	$473,657,845

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($444,336,048 ÷ 29,947,916 shares of common stock issued and outstanding)	$14.84
Maximum sales charge (4% of offering price)	.62

Maximum offering price to public	$15.46

Class B
Net asset value, offering price and redemption price per share
($22,978,298 ÷ 1,544,414 shares of common stock issued and outstanding)	$14.88

Class C
Net asset value, offering price and redemption price per share
($3,448,981 ÷ 231,805 shares of common stock issued and outstanding)	$14.88

Class Z
Net asset value, offering price and redemption price per share
($2,894,518 ÷ 195,214 shares of common stock issued and outstanding)	$14.83

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	25

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

Net Investment Income
Income
Interest	$11,858,415

Expenses
Management fee	1,191,175
Distribution fee—Class A	571,353
Distribution fee—Class B	62,478
Distribution fee—Class C	12,798
Transfer agent’s fee and expenses (including affiliated expense of $127,000)	171,000
Custodian’s fees and expenses	51,000
Reports to shareholders	44,000
Registration fees	37,000
Insurance	14,000
Audit fee	12,000
Directors’ fees	12,000
Legal fees and expenses	12,000
Miscellaneous	11,973

Total expenses	2,202,777
Less: Custodian fee credit	(500)

Net expenses	2,202,277

Net investment income	9,656,138

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	740,184
Financial futures transactions	1,491,400

2,231,584

Net change in unrealized appreciation (depreciation) on:
Investments	(11,009,497)
Financial futures contracts	561,325

(10,448,172)

Net loss on investments	(8,216,588)

Net Increase In Net Assets Resulting From Operations	$1,439,550

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$9,656,138	$20,809,303
Net realized gain on investments	2,231,584	2,951,311
Net change in unrealized appreciation (depreciation) on investments	(10,448,172)	(7,892,054)

Net increase in net assets resulting from operations	1,439,550	15,868,560

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(9,018,635)	(19,342,671)
Class B	(461,467)	(1,189,557)
Class C	(58,867)	(131,024)
Class Z	(63,178)	(158,092)

	(9,602,147)	(20,821,344)

Distributions from net realized gains
Class A	—	(2,658,359)
Class B	—	(162,179)
Class C	—	(18,650)
Class Z	—	(19,119)

	—	(2,858,307)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,609,602	15,906,773
Net asset value of shares issued in reinvestment of dividends and distributions	6,111,123	15,136,662
Cost of shares reacquired	(34,052,823)	(70,305,881)

Decrease in net assets from Fund share transactions	(24,332,098)	(39,262,446)

Total decrease	(32,494,695)	(47,073,537)

Net Assets
Beginning of period	506,152,540	553,226,077

End of period(a)	$473,657,845	$506,152,540

(a) Includes undistributed net investment income of:	$407,851	$353,860

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	27

Notes to Financial Statements

(Unaudited)

Dryden National Municipals Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and

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the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2006, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Interest Rate Swaps: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Dryden National Municipals Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Written Options, financial future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of

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portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is

Dryden National Municipals Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .49 of 1% for the six months ended June 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received approximately $34,900 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2006. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PlMS has advised the Fund that for the six months ended June 30, 2006, it received approximately $15,700 in contingent deferred sales charges imposed upon redemptions by certain Class B shareholders.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2006, the fund incurred approximately $18,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2006, aggregated $103,448,413 and $122,171,091, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$457,122,491	$15,087,525	$3,769,783	$11,317,742

The differences between book and tax basis are primarily attributable to differences in the treatment of premium amortization for book and tax purposes.

Dryden National Municipals Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2006:
Shares sold	164,089	$2,473,673
Shares issued in reinvestment of dividends and distributions	381,802	5,734,557
Shares reacquired	(2,058,775)	(30,924,530)

Net increase (decrease) in shares outstanding before conversion	(1,512,884)	(22,716,300)
Shares issued upon conversion from Class B	147,248	2,215,073

Net increase (decrease) in shares outstanding	(1,365,636)	$(20,501,227)

Year ended December 31, 2005:
Shares sold	879,629	$13,411,701
Shares issued in reinvestment of dividends and distributions	924,385	14,061,634
Shares reacquired	(4,061,757)	(61,859,857)

Net increase (decrease) in shares outstanding before conversion	(2,257,743)	(34,386,522)
Shares issued upon conversion from Class B	358,614	5,459,799

Net increase (decrease) in shares outstanding	(1,899,129)	$(28,926,723)

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Class B	Shares	Amount
Six months ended June 30, 2006:
Shares sold	44,546	$670,990
Shares issued in reinvestment of dividends and distributions	17,999	271,183
Shares reacquired	(156,537)	(2,361,695)

Net increase (decrease) in shares outstanding before conversion	(93,992)	(1,419,522)
Shares reacquired upon conversion into Class A	(146,857)	(2,215,073)

Net increase (decrease) in shares outstanding	(240,849)	$(3,634,595)

Year ended December 31, 2005:
Shares sold	105,478	$1,614,072
Shares issued in reinvestment of dividends and distributions	51,992	793,267
Shares reacquired	(377,197)	(5,766,389)

Net increase (decrease) in shares outstanding before conversion	(219,727)	(3,359,050)
Shares reacquired upon conversion into Class A	(357,620)	(5,459,799)

Net increase (decrease) in shares outstanding	(577,347)	$(8,818,849)

Class C
Six months ended June 30, 2006:
Shares sold	18,805	$282,447
Shares issued in reinvestment of dividends and distributions	2,960	44,591
Shares reacquired	(20,058)	(302,335)

Net increase (decrease) in shares outstanding	1,707	$24,703

Year ended December 31, 2005:
Shares sold	33,408	$506,868
Shares issued in reinvestment of dividends and distributions	7,188	109,665
Shares reacquired	(87,986)	(1,341,258)

Net increase (decrease) in shares outstanding	(47,390)	$(724,725)

Class Z
Six months ended June 30, 2006:
Shares sold	12,136	$182,492
Shares issued in reinvestment of dividends and distributions	4,050	60,792
Shares reacquired	(30,943)	(464,263)

Net increase (decrease) in shares outstanding	(14,757)	$(220,979)

Year ended December 31, 2005:
Shares sold	24,574	$374,132
Shares issued in reinvestment of dividends and distributions	11,313	172,096
Shares reacquired	(88,091)	(1,338,377)

Net increase (decrease) in shares outstanding	(52,204)	$(792,149)

Dryden National Municipals Fund, Inc.	35

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.09

Income from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investments	(.26)

Total from investment operations	.04

Less Dividends and Distributions
Dividends from net investment income	(.29)
Distributions from net realized gains	—

Total dividends and distributions	(.29)

Net asset value, end of period	$14.84

Total Return(a):	.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$444,336
Average net assets (000)	$460,870
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.89	%(c)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)
Net investment income	3.97	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	21	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2005	2004	2003	2002	2001

$15.32	$15.52	$15.82	$15.32	$15.59

.60	.59	.67	.75	.75
(.15)	.02	.05	.64	(.13)

.45	.61	.72	1.39	.62

(.60)	(.59)	(.67)	(.73)	(.76)
(.08)	(.22)	(.35)	(.16)	(.13)

(.68)	(.81)	(1.02)	(.89)	(.89)

$15.09	$15.32	$15.52	$15.82	$15.32

3.02%	4.11%	4.63%	9.27%	3.95%

$472,491	$508,667	$549,537	$595,874	$579,335
$492,151	$525,601	$570,837	$584,236	$599,337

.87%	.86%	.87%	.87%	.89%
.62%	.61%	.62%	.62%	.64%
3.93%	3.83%	4.22%	4.68%	4.76%

39%	49%	157%	97%	66%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.13

Income from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investments	(.25)

Total from investment operations	.03

Less Dividends and Distributions
Dividends from net investment income	(.28)
Distributions from net realized gains	—

Total dividends and distributions	(.28)

Net asset value, end of period	$14.88

Total Return(a):	.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,978
Average net assets (000)	$25,198
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.14	%(b)
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)
Net investment income	3.72	%(b)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2005	2004	2003	2002	2001

$15.36	$15.56	$15.86	$15.36	$15.63

.56	.55	.63	.71	.71
(.15)	.02	.05	.64	(.13)

.41	.57	.68	1.35	.58

(.56)	(.55)	(.63)	(.69)	(.72)
(.08)	(.22)	(.35)	(.16)	(.13)

(.64)	(.77)	(.98)	(.85)	(.85)

$15.13	$15.36	$15.56	$15.86	$15.36

2.76%	3.85%	4.37%	8.99%	3.70%

$27,013	$36,285	$42,267	$47,612	$48,972
$32,345	$39,139	$45,147	$49,097	$54,043

1.12%	1.11%	1.12%	1.12%	1.14%
.62%	.61%	.62%	.62%	.64%
3.67%	3.58%	3.97%	4.43%	4.52%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.13

Income from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investments	(.25)

Total from investment operations	.01

Less Dividends and Distributions
Dividends from net investment income	(.26)
Distributions from net realized gains	—

Total dividends and distributions	(.26)

Net asset value, end of period	$14.88

Total Return(a):	.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,449
Average net assets (000)	$3,441
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.39	%(c)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)
Net investment income	3.47	%(c)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2005	2004	2003	2002	2001

$15.36	$15.56	$15.86	$15.36	$15.63

.52	.51	.59	.67	.67
(.15)	.02	.05	.64	(.13)

.37	.53	.64	1.31	.54

(.52)	(.51)	(.59)	(.65)	(.68)
(.08)	(.22)	(.35)	(.16)	(.13)

(.60)	(.73)	(.94)	(.81)	(.81)

$15.13	$15.36	$15.56	$15.86	$15.36

2.50%	3.59%	4.11%	8.71%	3.45%

$3,482	$4,261	$5,163	$6,107	$5,183
$3,822	$4,628	$5,792	$5,709	$4,032

1.37%	1.36%	1.37%	1.37%	1.39%
.62%	.61%	.62%	.62%	.64%
3.42%	3.33%	3.73%	4.17%	4.28%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	41

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.08

Income from investment operations
Net investment income	.32
Net realized and unrealized gain (loss) on investments	(.26)

Total from investment operations	.06

Less Dividends and Distributions
Dividends from net investment income	(.31)
Distributions from net realized gains	—

Total dividends and distributions	(.31)

Net asset value, end of period	$14.83

Total Return(a):	.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,895
Average net assets (000)	$3,037
Ratios to average net assets:
Expenses, including distribution fees and service (12b-1) fees	.64	%(b)
Expenses, excluding distribution fees and service (12b-1) fees	.64	%(b)
Net investment income	4.22	%(b)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2005	2004	2003	2002	2001

$15.31	$15.51	$15.81	$15.32	$15.58

.64	.63	.71	.78	.78
(.15)	.02	.05	.64	(.12)

.49	.65	.76	1.42	.66

(.64)	(.63)	(.71)	(.77)	(.79)
(.08)	(.22)	(.35)	(.16)	(.13)

(.72)	(.85)	(1.06)	(.93)	(.92)

$15.08	$15.31	$15.51	$15.81	$15.32

3.27%	4.37%	4.90%	9.47%	4.26%

$3,166	$4,013	$4,221	$4,383	$1,924
$3,785	$4,064	$4,453	$3,314	$1,673

.62%	.61%	.62%	.62%	.64%
.62%	.61%	.62%	.62%	.64%
4.17%	4.08%	4.47%	4.91%	5.05%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	43

Approval of Advisory Agreements (Unaudited)

The Board of Directors (the “Board”) of Dryden National Municipals Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden National Municipals Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisor for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden National Municipals Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the third quartile over one-year and three-year periods, and performance that was in the second quartile over five-year and ten-year periods ending December 31, in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund outperformed against its benchmark index over the same one-year, three-year and five-year time periods.

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The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds.

The Fund’s actual management fee (which reflects any fee waivers, subsidies or expense caps) of 0.488% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadvisor, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden National Municipals Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden National Municipals Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden National Municipals Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	N/A
CUSIP	262470107	262470206	262470305	262470404

MF104E2    IFS-A122791    Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.